RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)		12 Months Ended
	Dec. 15, 2020	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Percentage Of Annual Management Fee	0.50%
Accrued Management Fees		$ 8,781,884	$ 12,664,070
Debt Instrument, Decrease, Forgiveness		$ 1,249,375	$ 0